Commitments and Contingencies (Details) - Schedule of Commitments and Contingencies $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies (Details) - Schedule of Commitments and Contingencies [Line Items]
Lease commitment	$ 1,300
Within 1 year [Member]
Commitments and Contingencies (Details) - Schedule of Commitments and Contingencies [Line Items]
Lease commitment	788
1-3 years [Member]
Commitments and Contingencies (Details) - Schedule of Commitments and Contingencies [Line Items]
Lease commitment	$ 512